COMMITMENTS AND CONTINGENT LIABILITIES (Legal claims) (Details) (ReWalk malfunction [Member], USD $) In Millions, unless otherwise specified	1 Months Ended
Apr. 30, 2013
ReWalk malfunction [Member]
Legal Claims [Line Items]
Damages sought value	$ 2.9